Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Disclosure of components of income tax expense [Table Text Block]	The components of income taxes were as follows:

Years ended December 31,	2023	2022
Current income taxes	$53,259	$17,945
Deferred income taxes	(10,863)	3,265
Income taxes	$42,396	$21,210

Disclosure of Reconciliation of Tax Expense Explanatory [Table Text Block]
The provision for income taxes differs from that which would be expected by applying Canadian statutory rates. A reconciliation of the difference is as follows:

Years ended December 31,	2023	2022

Loss before income taxes	$(68,528)	$(79,733)

Canadian statutory rate	23.5%	23.4%

Expected income tax provision	$(16,104)	$(18,658)

Add (deduct):

Change in unrecognized deferred tax asset	21,128	27,664

Exchange rate effects on tax basis	23,493	(2,223)

Impairment of goodwill	20,484	11,232

Earnings taxed in foreign jurisdictions	2,063	543

Amounts not deductible (taxable) for tax purposes	(8,869)	4,373

Impact of accounting for associates and joint ventures	(579)	(1,104)

Other	780	(617)
Income taxes	$42,396	$21,210

Disclosure of IncomeTax Relating To Components Of Other Comprehensive Income Explanantory

Years ended December 31,	2023	2022
Deferred Tax

Arising on income and expenses recognized in other comprehensive income:

Fair value remeasurement of hedging instruments entered into for cash flow hedges	$118	$(55)

Arising on income and expenses reclassified from other comprehensive income to net earnings:

Relating to cash flow hedges	(11)	59

Total income tax recognized in other comprehensive income	$107	$4

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
Deferred tax assets and liabilities arise from the following:

	Accounting provisions and accruals	Tax losses	Long-term assets	Exchange rate effects on tax bases	Cash flow hedges	Total 1

December 31, 2022	$4,356	$56,497	$(111,777)	$(15,769)	$-	$(66,693)

Charged to net earnings	30,159	(19,678)	22,226	(21,737)	(107)	10,863

Charged to OCI	-	-	-	-	107	107

Exchange differences	1,474	237	(3,419)	(1,551)	-	(3,259)

December 31, 2023	$35,989	$37,056	$(92,970)	$(39,057)	$-	$(58,982)
1
Net deferred tax liabilities at December 31, 2023 of $59 million consist of liabilities of $87 million net of assets of $28 million.

	Accounting provisions and accruals	Tax losses	Long-term assets	Other	Exchange rate effects on tax bases	Cash flow hedges	Total 1,2
December 31, 2021	$7,022	$6,519	$(86,255)	$511	$(10,476)	$-	$(82,679)
Acquisition (Note 6) 2	4,750	49,513	(24,033)	-	(6,538)	-	23,692
Charged to net earnings	(7,467)	1,325	1,022	-	1,859	(4)	(3,265)
Charged to OCI	-	-	-	-	-	4	4
Exchange differences	51	(860)	(2,511)	(511)	(614)	-	(4,445)
December 31, 2022	$4,356	$56,497	$(111,777)	$-	$(15,769)	$-	$(66,693)
1
Net deferred tax liabilities at December 31, 2022 of $67 million consist of liabilities of $89 million net of assets of $22 million.
2
Certain balances as at December 31, 2022 have been
re-presented
as a result of measurement period adjustments related to the Transaction as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.

Disclosure of Deductible temporary differences of income tax Expenses [Table Text Block]
The deductible temporary differences consist of:

Years ended December 31,	2023	2022 1
Canadian:
Tax losses	$336,414	$215,703
Long-term assets	667	23,896
Accounting provisions and other accruals	20,092	29,143
Foreign 2 :
Tax losses	910,300	975,297
Long-term assets	(53,940)	(53,830)
Accounting provisions and other accruals	(3,718)	(11,145)
Total unrecognized deferred tax assets	$1,209,815	$1,179,064
1
Certain balances as at December 31, 2022 have been restated as a result of measurement period adjustments related to the Transaction as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.
2
The movement in foreign tax losses, long-term assets, and accounting provisions and other accruals for 2022 were primarily acquired as part of the Transaction.